Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of groups and measurement bases of financial assets and financial liabilities
As of December 31, 2023
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	420	-	-
Short-term investments and deposits	-	172	-	-
Trade receivables	-	1,376	-	-
Other receivables	-	94	-	-
Foreign currency derivative designated as economic hedge	43	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	10	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	1	-	-	-
Other non-current assets	-	22	-	-
Total financial assets	54	2,084	-	-
Current liabilities
Short term debt	-	-	-	(858)
Trade payables	-	-	-	(912)
Other current liabilities	-	-	-	(180)
Foreign currency derivative designated as economic hedge	-	-	(4)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(1,829)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(7)	-
Other non- current liabilities	-	-	-	(41)
Total financial liabilities	-	-	(14)	(3,820)
Total financial instruments, net	54	2,084	(14)	(3,820)

As of December 31, 2022
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	417	-	-
Short-term investments and deposits	-	91	-	-
Trade receivables	-	1,583	-	-
Other receivables	-	55	-	-
Foreign currency derivative designated as economic hedge	3	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	7	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	19	-	-	-
Other non-current assets	-	35	-	-
Total financial assets	29	2,181	-	-
Current liabilities
Short term debt	-	-	-	(512)
Trade payables	-	-	-	(1,006)
Other current liabilities	-	-	-	(198)
Foreign currency derivative designated as economic hedge	-	-	(28)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(16)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(2,312)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(1)	-
Other non- current liabilities	-	-	-	(45)
Total financial liabilities	-	-	(45)	(4,073)
Total financial instruments, net	29	2,181	(45)	(4,073)

C.    Credit risk

(1) General

(a) Customer credit risks

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and it arises mainly from the Company’s receivables from customers and from other receivables as well as from investments in securities.

The Company sells to a wide range and large number of customers, including customers with material credit balances. On the other hand, the Company does not have a concentration of sales to individual customers.

The Company has a regular policy of ensuring the credit risk of its customers by means of purchasing credit insurance with insurance companies, other than sales to government agencies and sales in small amounts. Most of all other sales are executed only after receiving approval of coverage in the necessary amount from an insurance company or other collaterals of a similar level. Part of the Brazilian companies are using uninsured model based on self-disclosure underwriting, with local collateral structure and credit committee policy.

The use of an insurance company as aforementioned ensures that the credit risk is managed professionally and objectively by an expert external party and transfers most of the credit risk to third parties. Nevertheless, the common deductible in credit insurances is 10% (even higher in a small number of cases) thus the Company is still exposed to part of the risk, out of the total

In addition, the Company has an additional deductible cumulative annual amount of approximately $6 million through a wholly‑owned captive reinsurance company.

Most of the Company’s customers have been trading with the Company for many years and only rarely have credit losses been incurred by the Company. The financial statements include specific allowance for doubtful debts that appropriately reflect, in Management’s opinion, the credit loss in respect of accounts receivables which are considered doubtful.

(b) Credit risks in respect of deposits

The Company deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks preferably with banks that provide loans to the Company.

(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As of December 31
Carrying amount ($ millions)
2023	2022

Cash and cash equivalents	420	417
Short term investments and deposits	172	91
Trade receivables	1,376	1,583
Other receivables	94	55
Derivatives	54	29
Other non-current assets	22	35
	2,138	2,210

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As of December 31
Carrying amount ($ millions)
2023	2022

South America	409	434
Europe	352	457
Asia	313	317
North America	196	242
Israel	80	104
Other	26	31
	1,376	1,585

Schedule of maximum credit exposure
As of December 31
Carrying amount ($ millions)
2023	2022

Cash and cash equivalents	420	417
Short term investments and deposits	172	91
Trade receivables	1,376	1,583
Other receivables	94	55
Derivatives	54	29
Other non-current assets	22	35
	2,138	2,210

Schedule of maximum credit exposure by geographical region
As of December 31
Carrying amount ($ millions)
2023	2022

South America	409	434
Europe	352	457
Asia	313	317
North America	196	242
Israel	80	104
Other	26	31
	1,376	1,585

Schedule of aging of debts and impairment losses
As of December 31
2023		2022
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,258	(3)	1,485	(3)
Past due up to 3 months	102	(1)	97	-
Past due 3 to 12 months	27	(7)	10	(4)
Past due over 12 months	2	(2)	1	(1)
	1,389	(13)	1,593	(8)

Schedule of allowance of doubtful accounts
2023	2022
$ millions	$ millions

Balance as of January 1	8	9
Additional allowance	5	1
Reversals	-	(2)
Balance as of December 31	13	8

Schedule of liquidity risk
As of December 31, 2023
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	283	300	-	-	-
Trade payables	912	912	-	-	-
Other current liabilities	180	180	-	-	-
Long-term debt, debentures and others	2,445	666	599	653	1,339
	3,820	2,058	599	653	1,339
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	4	4	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	10	3	7	-	-
	14	7	7	-	-

As of December 31, 2022
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	313	322	-	-	-
Trade payables	1,006	1,006	-	-	-
Other current liabilities	198	198	-	-	-
Long-term debt, debentures and others	2,555	288	1,080	547	1,468
	4,072	1,814	1,080	547	1,468
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	28	28	-	-	-

Schedule of interest rate profile
As of December 31
2023	2022
$ millions	$ millions

Fixed rate instruments
Financial assets	387	339
Financial liabilities	(2,017)	(2,140)
	(1,630)	(1,801)
Variable rate instruments
Financial assets	49	38
Financial liabilities	(682)	(696)
	(633)	(658)

Schedule of sensitivity analysis for variable rate instruments
As of December 31, 2023
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions

SWAP instruments
Changes in Israeli Shekel interest	17	8	(8)	(15)

Schedule of terms of derivative financial instruments used to hedge interest risk
As of December 31, 2023
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	(5)	344	2024-2034	2.4-4.74%

Schedule of sensitivity analysis non-derivative financial instruments
As of December 31,
Impact on profit (loss)
2023	2022
$ millions	$ millions

Non-derivative financial instruments
US Dollar/Euro	(82)	(131)
US Dollar/Israeli Shekel	70	152
US Dollar/British Pound	2	(1)
US Dollar/Japanese Yen	-	(2)
US Dollar/Brazilian Real	31	-
US Dollar/Chinese Yuan	21	2

Schedule of market risk sensitivity analysis
As of December 31, 2023
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions

US Dollar/Brazilian Real
Forward transactions	1	1	(1)	(2)

US Dollar/Israeli Shekel
Forward transactions	(64)	(33)	41	84
Forward transactions hedge accounting	(28)	(14)	16	34
SWAP	(30)	(16)	17	36

US Dollar/British Pound
Forward transactions	(1)	-	-	1
Options	(1)	-	-	1

Euro/ US Dollar
Forward transactions	6	3	(3)	(5)
Options	3	1	(2)	(4)

Other
Forward transactions	-	-	-	(2)

Schedule of terms of derivative financial instruments used to economically hedge foreign currency risk
As of December 31, 2023
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US Dollar/Israeli Shekel	35	735	3.7
Euro/US Dollar	5	12	1.1
US Dollar/Brazilian Real	-	14	5.0
British Pound/US Dollar	-	8	1.2
Euro/Chinese Yuan Renminbi	(1)	82	7.7
Other	-	54	293.9
Forward contracts hedge accounting
US Dollar/Israeli Shekel	6	345	3.7
Currency and interest SWAPs
US Dollar/Israeli Shekel	(5)	344	3.7
Put options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	45	1.1
US Dollar/Japanese Yen	-	5	140.7
British Pound/US Dollar	-	12	1.2
Call options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	45	1.1
US Dollar/Japanese Yen	-	5	140.7
British Pound/US Dollar	-	12	1.2

As of December 31, 2022
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US Dollar/Israeli Shekel	(12)	746	3.4
Euro/US Dollar	(4)	146	1.1
US Dollar/Brazilian Real	2	111	5.2
Euro/British Pound	-	(17)	1.2
US Dollar/British Pound	-	11	1.2
Other	(1)	35	-
Forward contracts hedge accounting
US Dollar/Israeli Shekel	(14)	360	3.4
Currency and interest SWAPs
US Dollar/Israeli Shekel	23	462	3.4
Put options
US Dollar/Israeli Shekel	(11)	240	3.4
Euro/US Dollar	1	47	1.1
US Dollar/Japanese Yen	-	3	130.4
US Dollar/British Pound	-	12	1.2
Call options
US Dollar/Israeli Shekel	1	240	3.4
Euro/US Dollar	(1)	47	1.1
US Dollar/Japanese Yen		3	130.4
US Dollar/British Pound	-	12	1.2

Schedule of linkage terms of monetary balances
As of December 31, 2023
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	78	10	15	2	65	230	20	420
Short term investments and deposits	163	1	-	-	-	5	3	172
Trade receivables	523	261	58	66	355	78	35	1,376
Other receivables	50	22	1	14	1	1	5	94
Other non-current assets	10	4	-	1	7	-	-	22
Total financial assets	824	298	74	83	428	314	63	2,084
Short-term debt	483	143	24	199	6	3	-	858
Trade payables	194	225	33	308	91	57	4	912
Other current liabilities	42	82	3	27	14	11	1	180
Long term debt, debentures and others	808	689	12	269	19	28	4	1,829
Other non-current liabilities	1	39	-	-	1	-	-	41
Total financial liabilities	1,528	1,178	72	803	131	99	9	3,820
Total non-derivative financial instruments, net	(704)	(880)	2	(720)	297	215	54	(1,736)
Derivative instruments:
Forward transactions	-	12	8	735	14	-	136	905
Forward transactions hedge accounting	-	-	-	345	-	-	-	345
Cylinder	-	45	12	-	-	-	5	62
SWAPS – US dollar into Israeli shekel	-	-	-	344	-	-	-	344
Total derivative instruments	-	57	20	1,424	14	-	141	1,656
Net exposure	(704)	(823)	22	704	311	215	195	(80)

As of December 31, 2022
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	41	17	7	1	30	306	15	417
Short term investments and deposits	84	2	-	-	-	2	3	91
Trade receivables	659	329	73	89	308	78	47	1,583
Other receivables	15	18	1	12	1	-	8	55
Other non-current assets	25	2	-	-	7	-	1	35
Total financial assets	824	368	81	102	346	386	74	2,181
Short-term debt	161	137	18	178	7	10	1	512
Trade payables	202	229	27	372	103	69	4	1,006
Other current liabilities	49	91	1	27	15	15	-	198
Long term debt, debentures and others	1,141	659	14	453	8	34	3	2,312
Other non-current liabilities	-	44	-	-	1	-	-	45
Total financial liabilities	1,553	1,160	60	1,030	134	128	8	4,073
Total non-derivative financial instruments, net	(729)	(792)	21	(928)	212	258	66	(1,892)
Derivative instruments:
Forward transactions	-	146	11	746	111	-	17	1,031
Forward transactions hedge accounting	-	-	-	360	-	-	-	360
Cylinder	-	47	12	240	-	-	3	302
SWAPS – US dollar into Israeli shekel	-	-	-	462	-	-	-	462
Total derivative instruments	-	193	23	1,808	111	-	20	2,155
Net exposure	(729)	(599)	44	880	323	258	86	263

Schedule of fair value of financial instruments
As of December 31, 2023		As of December 31, 2022
Carrying amount	Fair value	Carrying amount	Fair value
$ millions		$ millions

Loans bearing fixed interest (1)	337	306	339	302
Debentures bearing fixed interest
Marketable (2)	1,208	1,118	1,335	1,270
Non-marketable (3)	196	194	195	191
	1,741	1,618	1,869	1,763

(1)
The fair value of the Israeli Shekel and Euro loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2023 for the Israeli Shekel and Euro loans was 5.5%, 5.3% respectively (December 31, 2022 for the Israeli Shekel and Euro loans 5.2%, 4.9% respectively).

(2)	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3)
The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the SOFR rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2023 was 8.1% (December 31, 2022 – 7%).

G.    Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method. (See Note 4).

The following levels were defined:

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Schedule of hierarchy of fair value
Level 2	As of December 31, 2023	As of December 31, 2022
	$ millions	$ millions

Derivatives designated as economic hedge, net	39	(25)
Derivatives designated as cash flow hedge, net	1	9
	40	(16)